Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

9. INTANGIBLE ASSETS, NET

As of December 31, 2020 and 2019, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Gross carrying amounts Balance as of January 1, 2019	$4,083,543	892,848	4,976,391
Foreign currency translation	(53,061)	(11,603)	(64,664)
Balance as of December 31, 2019	4,030,482	881,245	4,911,727
Foreign currency translation	266,062	58,173	324,235
Balance as of December 31, 2020	4,296,545	939,419	5,235,964
Accumulated amortization Balance as of January 1, 2019	4,037,464	879,006	4,916,470
Amortization expense	45,889	12,275	58,164
Foreign currency translation	(52,871)	(11,532)	(64,403)
Balance as of December 31, 2019	4,030,482	879,749	4,910,231
Amortization expense	-	1,510	1,510
Foreign currency translation	266,062	58,160	324,221
Balance as of December 31, 2020	4,296,545	939,419	5,235,964
Intangible assets, net	$-	$-	$-

Amortization expense for the year ended December 31, 2020, 2019 and 2018 was approximately $1,510, $0.06 million and $0.7 million, respectively. Intangible assets were fully amortized in 2020.